Key Management Personnel Disclosures (Tables)	12 Months Ended
Jun. 30, 2022
Statement [LineItems]
Summary of Directors and Key Management Personnel Compensation
(a) Directors and key management personnel compensation

	Consolidated
	June 30, 2022 A$	June 30, 2021 A$	June 30, 2020 A$
Short-term employee benefits	1,341,126	1,399,536	1,204,840
Long-term employee benefits	13,091	9,059	6,367
Post-employment benefits	47,611	157,001	31,558
Share-based payments	1,110,757	1,278,490	1,307,509

	2,512,585	2,844,086	2,550,274

Ordinary Shares [member]
Statement [LineItems]
Summaries of All STI and LTI Performance Rights Granted Under the EIP
The numbers of shares in the company held during the year by each director of and other key management personnel of the Group, including their personally related parties, are set out below. There were no shares granted during the reporting period as compensation. On November 5, 2019, there was a 10 to 1 share consolidation. The number of shares in the fiscal years 2022, 2021 and 2020 tables below are prepared on post share consolidation basis.

June 30, 2022	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year #		Balance at end of the fiscal year
Ordinary shares
Dr Russell Howard	750,000	250,000	—	—		1,000,000
Mr Pete Meyers	1,774,395	500,000	—	—		2,274,395
Mr Marc Voigt	8,847,445	—	—	—		8,847,445
Mr Grant Chamberlain	1,728,023	450,000	—	(2,178,023	)*	—
Ms Lucy Turnbull	—	—	—	3,284,126	**	3,284,126
Ms Deanne Miller	2,963,892	600,000	—	(796,587)		2,767,305
Dr Frédéric Triebel	6,853,764	900,000	—	—		7,753,764

Total ordinary shares	22,917,519	2,700,000	—	309,516		25,927,035

ADSs			—
Mr Marc Voigt	45	—	—	—		45
Total ADSs	45					45

#	Other changes during the year includes on market acquisitions and/or disposals
*	This change during the year represents derecognition due to the cessation of the director’s position
**
This change during the year represents Ms Lucy Turnbull’s shareholding before she became director on February 25, 2022. The shareholding includes
2,981,626
shares held directly and
302,500
shares held indirectly.

June 30, 2021	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year *	Balance at end of the fiscal year
Ordinary shares
Dr Russell Howard	500,000	250,000	—	—	750,000
Mr Pete Meyers	1,500,758	273,637	—	—	1,774,395
Mr Marc Voigt	7,647,445	1,200,000	—	—	8,847,445
Mr Grant Chamberlain	1,301,369	426,654	—	—	1,728,023
Ms Deanne Miller	3,003,892	600,000	—	(640,000)	2,963,892
Dr Frédéric Triebel	5,953,764	900,000	—	—	6,853,764

Total ordinary shares	19,907,228	3,650,291	—	(640,000)	22,917,519

ADSs
Mr Marc Voigt	45				45
Total ADSs	45				45

June 30, 2020	Balance at start of the fiscal year	Received during the fiscal year on exercise of performance rights	Received during the fiscal year on the exercise of options	Other changes during the fiscal year *	Balance at end of the fiscal year
Ordinary shares
Dr Russell Howard	250,000	250,000	—	—	500,000
Mr Pete Meyers	1,227,121	273,637	—	—	1,500,758
Mr Marc Voigt	5,827,196	1,666,667	—	153,582	7,647,445
Mr Grant Chamberlain	473,931	426,653	—	400,785	1,301,369
Ms Deanne Miller	2,314,421	833,334	—	(143,863)	3,003,892
Dr Frédéric Triebel	4,413,106	1,166,667	—	373,991	5,953,764

Total ordinary shares	14,505,775	4,616,958	—	784,495	19,907,228

ADSs
Mr Marc Voigt	45	—	—	—	45
Total ADSs	45	—	—	—	45

*	Other changes during the year include the shares acquired via the Entitlements Offer, on market acquisition and disposals.

Performance rights [member]
Statement [LineItems]
Summaries of All STI and LTI Performance Rights Granted Under the EIP
The number of performance rights over ordinary shares in the parent entity held during the year by each director and other members of key management personnel of the consolidated entity, including their personally related parties, is set out below. On November 5, 2019, there was a 10 to 1 share consolidation. The number of performance rights in the fisc
a
l years 2022, 2021 and 2020 tables below are prepared on post share consolidation basis.

June 30, 2022	Balance at start of the fiscal year	Granted	Exercised	Other Changes		Balance at end of the fiscal year	Vested and exercisable	Unvested
Performance Rights over ordinary shares
Dr. Russell Howard	250,000	339,621	(250,000)	—		339,621	—	339,621
Mr. Pete Meyers	1,500,000	—	(500,000)	—		1,000,000	—	1,000,000
Mr. Marc Voigt	2,400,000	3,600,000	—	—		6,000,000	1,200,000	4,800,000
Mr Grant Chamberlain	1,350,000	—	(450,000)	(900,000	)*	—	—	—
Ms. Deanne Miller	1,200,000	1,800,000	(600,000)	—		2,400,000	—	2,400,000
Dr. Frédéric Triebel	1,800,000	2,700,000	(900,000)	—		3,600,000	—	3,600,000

	8,500,000	8,439,621	(2,700,000)	(900,000)		13,339,621	1,200,000	12,139,621

*	The change during the year represents derecognition due to the cessation of the director’s position.

June 30, 2021	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested
Rights over ordinary shares
Dr. Russell Howard	500,000	—	(250,000)	—	250,000	—	250,000
Mr. Pete Meyers	1,773,637	—	(273,637)	—	1,500,000	—	1,500,000
Mr. Marc Voigt	3,600,000	—	(1,200,000)	—	2,400,000	—	2,400,000
Mr Grant Chamberlain	426,654	1,350,000	(426,654)	—	1,350,000	—	1,350,000
Ms. Deanne Miller	1,800,000	—	(600,000)	—	1,200,000	—	1,200,000
Dr. Frédéric Triebel	2,700,000	—	(900,000)	—	1,800,000	—	1,800,000

	10,800,291	1,350,000	(3,650,291)	—	8,500,000	—	8,500,000

June 30, 2020	Balance at start of the fiscal year	Granted	Exercised	Other Changes	Balance at end of the fiscal year	Vested and exercisable	Unvested
Rights over ordinary shares
Dr. Russell Howard	750,000	—	(250,000)	—	500,000	—	500,000
Mr. Pete Meyers	547,274	1,500,000	(273,637)	—	1,773,637	—	1,773,637
Mr. Marc Voigt	1,666,667	3,600,000	(1,666,667)	—	3,600,000	—	3,600,000
Mr Grant Chamberlain	853,307	—	(426,653)	—	426,654	—	426,654
Ms. Deanne Miller	833,334	1,800,000	(833,334)	—	1,800,000	—	1,800,000
Dr. Frédéric Triebel	1,166,667	2,700,000	(1,166,667)	—	2,700,000	—	2,700,000

	5,817,249	9,600,000	(4,616,958)	—	10,800,291	—	10,800,291